Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Class of Asset

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided using the straight-line method with the residual value based on the estimated useful lives of the class of asset, which range as follows:

Category:	Estimated Useful Life	Estimated Residual
Office and electronic equipment	3-5 years	Nil%-5%
Leasehold improvements	Over the shorter of the expected life of leasehold improvements or the lease term	Nil	%